BALANCE SHEETS (USD $)	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and cash equivalents	$ 219,878	$ 3,031,943
Assets	219,878	3,031,943
LIABILITIES
Accounts payable - affiliates	2,864,506	5,460,872
Liabilities	2,864,506	5,460,872
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,385,364)	(1,626,912)
General partner	(259,264)	(802,017)
Partners Capital	(2,644,628)	(2,428,929)
Liabilities and Stockholders Equity	219,878	3,031,943
Series One [Member]
ASSETS
Cash and cash equivalents	0	32,556
Assets	0	32,556
LIABILITIES
Accounts payable - affiliates	0	2,633,302
Liabilities	0	2,633,302
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	0	(2,461,905)
General partner	0	(138,841)
Partners Capital	0	(2,600,746)
Liabilities and Stockholders Equity	0	32,556
Series Two [Member]
ASSETS
Cash and cash equivalents	0	1,074,536
Assets	0	1,074,536
LIABILITIES
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	0	1,130,003
General partner	0	(55,467)
Partners Capital	0	1,074,536
Liabilities and Stockholders Equity	0	1,074,536
Series Three [Member]
ASSETS
Cash and cash equivalents	219,878	209,814
Assets	219,878	209,814
LIABILITIES
Accounts payable - affiliates	2,864,506	2,827,570
Liabilities	2,864,506	2,827,570
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	(2,385,364)	(2,358,761)
General partner	(259,264)	(258,995)
Partners Capital	(2,644,628)	(2,617,756)
Liabilities and Stockholders Equity	219,878	209,814
Series Four [Member]
ASSETS
Cash and cash equivalents	0	1,269,589
Assets	0	1,269,589
LIABILITIES
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	0	1,505,055
General partner	0	(235,466)
Partners Capital	0	1,269,589
Liabilities and Stockholders Equity	0	1,269,589
Series Five [Member]
ASSETS
Cash and cash equivalents	0	445,448
Assets	0	445,448
LIABILITIES
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	0	482,707
General partner	0	(37,259)
Partners Capital	0	445,448
Liabilities and Stockholders Equity	0	445,448
Series Six [Member]
ASSETS
Cash and cash equivalents	0	0
Assets	0	0
LIABILITIES
Accounts payable - affiliates	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor limited partner's interest	0	0
Limited partnership interest	0	75,989
General partner	0	(75,989)
Partners Capital	0	0
Liabilities and Stockholders Equity	$ 0	$ 0